EQUITY (Tables)	12 Months Ended
Dec. 31, 2022
Equity
Composition of share capital in number of shares

i.	Composition of share capital in number of shares

The share capital, which is fully subscribed and paid, is divided into registered shares with no par value.

	On December 31, 2022	On December 31, 2021
Common	5,338,393,881	4,870,579,247
Preferred	5,320,094,147	4,848,500,325
Subtotal	10,658,488,028	9,719,079,572
Treasury (common shares) (1)	(8,089,200)	(17,493,900)
Treasury (preferred shares) (1)	(8,228,600)	(12,051,100)
Total outstanding shares	10,642,170,228	9,689,534,572
(1)	In December 2022, shares held in treasury issued by the Company were repurchased (item d).

Changes in share capital, in number of shares

ii.	Changes in share capital, in number of shares

	Common	Preferred	Total
Number of outstanding shares on December 31, 2020	4,427,799,316	4,407,727,569	8,835,526,885
Increase of capital stock with issuance of shares – bonus of 10% (1)	442,779,931	440,772,756	883,552,687
Acquisition of treasury shares (2)	(17,493,900)	(12,051,100)	(29,545,000)
Number of outstanding shares on December 31, 2021	4,853,085,347	4,836,449,225	9,689,534,572
Increase of capital stock with issuance of shares – bonus of 10% (1)	485,308,534	483,644,922	968,953,456
Acquisition of treasury shares (2)	(8,089,200)	(8,228,600)	(16,317,800)
Number of outstanding shares on December 31, 2022	5,330,304,681	5,311,865,547	10,642,170,228
(1)	It benefited the shareholders registered in the records of Bradesco on April 18, 2022 (April 16 in 2021); and
(2)	On March 10, 2022, the cancellation of all shares held in treasury issued by the Company was approved, without reduction in the capital stock, approved by Bacen on March 31, 2022.

Interest on equity/dividends were paid or recognized in provisions, as follows:

Interest on equity/dividends were paid or recognized in provisions, as follows:

Description	R$ thousands
	Per share (gross)		Gross amount paid	Withholding Income Tax (IRRF) (15%)	Net amount paid
	Common	Preferred
Monthly interest on equity paid	0.206998	0.227698	2,040,089	306,013	1,734,076
Intermediary interest on equity paid	0.490007	0.539008	5,000,000	750,000	4,250,000
Supplementary interest on shareholders´ equity paid	0.019660	0.021625	200,000	30,000	170,000
Supplementary dividends paid	0.196595	0.216255	2,000,000	-	2,000,000
Total year ended on December 31, 2021	0.913260	1.004586	9,240,089	1,086,013	8,154,076

Monthly interest on equity paid	0.206998	0.227698	2,246,162	336,924	1,909,238
Intermediary interest paid on equity (1)	0.178723	0.196595	2,000,000	300,000	1,700,000
Supplementary interest on equity provisioned (2)	0.530369	0.583406	5,926,000	888,900	5,037,100
Total year ended on December 31, 2022	0.916090	1.007699	10,172,162	1,525,824	8,646,338

(1) Paid on June 30, 2022; and

(2) To be paid on March 8, 2023.